Accounts Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivables, Net [Abstract]
Collected of accounts receivable outstanding	$ 15,580
Accounts receivable balance	59.00%
Allowance for credit losses expense